INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENTS OF PROVISION FOR INCOME TAX

The provision for income taxes consisted of the following:

	Financial Years ended December 31,
	2023	2022	2021
	$’000	$’000	$’000

Income tax current year	10	529	500
Over provision for previous years	(50)	-	(270)
Deferred tax	(13)	-	-

Income tax expense (benefit)	(53)	529	230

SCHEDULE OF RECONCILIATION OF INCOME TAX EXPENSE

The reconciliation of income tax rate to the effective income tax rate based on income before income taxes for the financial years ended December 31, 2023, 2022 and 2021 are as follows:

	Financial Years ended December 31,
	2023	2022	2021
	$’000	$’000	$’000

Income before income taxes	1,686	1,557	2,031
Statutory income tax rate	17%	17%	17%
Income tax expense at statutory rate	287	265	345
Tax effect of non-taxable income	(443)	(62)	-
Tax effect of non-deductible items	156	339	156
Tax refund	(49)	-	(263)
Tax holiday	3	(13)	(8)
Other	(7)		-

Income tax expense (benefit)	(53)	529	230

SCHEDULE OF DEFERRED INCOME TAX ASSETS

The following table sets forth the significant components of the deferred tax assets and liabilities of the Company as of December 31, 2023 and 2022:

	Financial Years ended December 31,
	2023	2022	2021
	$’000	$’000	$’000

Deferred tax asset:
Accelerated tax depreciation	11	8	8